Equity and Divestitures (Details) R$ / shares in Units, R$ in Thousands		1 Months Ended			12 Months Ended
	Nov. 16, 2022 R$ / shares	Dec. 31, 2022 BRL (R$)	May 31, 2022 BRL (R$)	Mar. 31, 2022 BRL (R$)	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2024 $ / shares	Nov. 30, 2022	Apr. 22, 2021	Feb. 05, 2021
Exchange ratio					Exchange Ratio of 0.145485724
Reserved shares (in Shares)					3,884,371
Outstanding shares authorized (in Shares)					34,553,071
Outstanding shares issued (in Shares)					34,553,071	31,617,370
Purchase of share (in Shares)					1
Exercise price, per share (in Dollars per share) | $ / shares								$ 11.5
Warrant outstanding (in Shares)					23,050,000
Exercise warrants shares (in Shares)					250,000
Exchange remaining warrants (in Shares)					1,838,674
Shares issued (in Shares)					894,337
Ownership interest percentage	100.00%
Equity interest percentage									42.09%	100.00%	100.00%
Non controlling interests percentage	42.09%
Reselling percentage	42.09%
Capital extinguish per share (in Brazil Real per share) | R$ / shares	R$ 1
Granted call option percentage					42.09%
Fair value call option (in Brazil Real) | R$					R$ 0
Share capital stock percentage					50.20%
Investor consideration (in Brazil Real) | R$		R$ 300	R$ 1,000	R$ 2,500
Issuance of capital shares (in Brazil Real) | R$					R$ 100,000
Allocated net income of percentage					5.00%
Share capital percentage					20.00%
Reserve of capital stock percentage					30.00%
Adjusted dividend net income percentage					25.00%
Equity and divestitures, description					●50% of net income (after the deduction of the social contribution on profits and before the provision for corporate income tax and the amounts attributable to shareholders as net interest on equity) related to the period in respect of which the payment is made; or ● 50% of the sum of retained profits and profit reserves in the beginning of the period with respect to which the payment is made.
Suspension days					5 years
Dividends paid (in Brazil Real) | R$
Class A Ordinary Shares [Member]
Purchase of share (in Shares)					1
Top of Range [Member]
Equity interest percentage	100.00%
Bottom of Range [Member]
Equity interest percentage	57.91%
Smart NX [Member]
Share capital stock percentage					45.00%
Brazilian Corporate Law [Member]
Allocated net income of percentage					5.00%
Nuvini Holdings Limited [Member]
Shareholders’ equity					100.00%
Public Warrants [Member]
Warrant outstanding (in Shares)					1,150,000
Market trading price (in Brazil Real per share) | R$ / shares					R$ 0.07
Private Placement Warrants [Member]
Warrant outstanding (in Shares)					11,550,000
Market trading price (in Brazil Real per share) | R$ / shares					R$ 0.07